SHAREHOLDERS' EQUITY - Shares issued for reserve (Details) - Class A ordinary shares - shares	6 Months Ended
	Jun. 30, 2021	Mar. 16, 2021
Class of Stock [Line Items]
Number of shares issued on conversion of convertible loan		2,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,500,000
Convertible loan ("CL")
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,881,558
EMC and HZ | Convertible loan ("CL")
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	618,442